Investments - Available-for-Sale Securities by Contractual Maturity (Details) - RiverSource Life - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Amortized Cost
Due within one year		$ 317
Due after one year through five years		1,644
Due after five years through 10 years		3,608
Due after 10 years		4,579
Total having single maturity dates		10,148
Amortized Cost	[1]	17,331	$ 14,718
Fair Value
Due within one year		315
Due after one year through five years		1,581
Due after five years through 10 years		3,104
Due after 10 years		4,528
Total having single maturity dates		9,528
Fair Value	[1]	16,135	16,239
Residential mortgage backed securities
Amortized Cost
Without single maturity dates		3,254
Amortized Cost		3,254	2,226
Fair Value
Without single maturity dates		2,959
Fair Value		2,959	2,250
Commercial mortgage backed securities
Amortized Cost
Without single maturity dates		2,904
Amortized Cost		2,904	2,615
Fair Value
Without single maturity dates		2,651
Fair Value		2,651	2,656
Asset backed securities
Amortized Cost
Without single maturity dates		1,025
Amortized Cost		1,025	517
Fair Value
Without single maturity dates		997
Fair Value		$ 997	$ 537

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.